RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Transaction With Related Parties

Transactions with related parties:

	Year ended December 31,
	2018	2019	2020

Revenues	$3,336	$6,745	$5,843
Cost of revenues	$1,111	$1,659	$4,715

Research and development expenses	$1,008	$1,248	$1,245

Selling and marketing expenses	$771	$763	$731

General and administrative expenses	$1,067	$1,002	$913

Purchase of property and equipment	$148	$46	$274

Schedule of Balances With Related Parties	Balances with related parties:
	December 31,
	2019	2020

Trade payables, other accounts payable and accrued expenses	$1,148	$925
Trade Receivables	$7,378	$13,117